PROPRIETARY TECHNOLOGIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Proprietary Technologies [Abstract]
Schedule Of Proprietary Technologies [Table Text Block]
	September 30, 2014	December 31, 2013

Cost	$13,865,862	$13,896,168
Less: Accumulated amortization	(2,278,298)	(1,814,698)
Net carrying amount	$11,587,564	$12,081,470

	2013	2012

Cost	$13,896,168	$9,512,258
Less: Accumulated amortization	(1,814,698)	(1,397,634)
Net carrying amount	$12,081,470	$8,114,624